Long-Term Investments (Details) - Corpotech Holdings Limited [Member]		6 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)
Long-Term Investments [Line Items]
Acquisition interest percentage	22.50%
Cash consideration	$ 2,250,000
Carrying amount equity investments		$ 17,467,088	$ 2,244,175
Investee’s net income or loss		$ 107,395	$ 13,798